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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2004

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132




                                /s/ Mark C. Wehrly
                            -------------------------
                            San Francisco, California
                                November 12, 2004



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       114

                    Form 13 F Information Table Value Total:

                             $ 4,938,126 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name: Farallon Partners, L.L.C.


Farallon Capital Management
FORM 13F
30-Sep-04

Column 1                     Column 2          Column 3   Column 4  Column 5             Column 6 Column 7  Column 8


                                                                                                            Voting Authority
                                                                                                            ----------------------
                                                          Value     Shares/     Sh/ Put/ Invstmt  Other
Name of Issuer               Title of class    CUSIP      (x$1000)  Prn Amt     Prn Call Dscretn  Managers  Sole       Shared None
---------------------------  ----------------  ---------  --------  ----------  --- ---- -------  --------  ---------- ------ ----

Aclara Biosciences Inc.      COM               00461P106    2,690      682,685  SH       Other    1            682,685
Agere Systems Inc            CL B              00845V209   10,165    9,966,100  SH       Other    1          9,966,100
Agere Systems Inc            CL A              00845V100      120      117,600  SH       Other    1            117,600
Alaska Comm Systems Group    COM               01167P101    1,029      183,673  SH       Other    1            183,673
Allied Waste Pfd             PFD               019589605   47,934      947,900  SH       Other    1            947,900
Amdocs Ltd                   ORD               G02602103    3,962      181,500  SH       Other    1            181,500
America Movil                SPONS ADR L SHS   02364W105    3,318       85,000  SH       Other    1             85,000
American Home Mortgage Inv.  COM               02660R107   11,158      399,200  SH       Other    1            399,200
Ameristar Casinos            COM               03070Q101    6,534      216,012  SH       Other    1            216,012
Amylin Pharmaceuticals Inc   COM               032346108  102,313    4,986,000  SH       Other    1          4,986,000
Anchor Glass Container Corp  COM NEW           03304B300      718       87,443  SH       Other    1             87,443
Anthem Inc.                  COM               03674B104  135,935    1,558,000  SH       Other    1          1,558,000
Arbor Realty Trust Inc       COM               038923108    7,881      355,000  SH       Other    1            355,000
Arch Capital Group           ORD               G0450A105   43,445    1,115,688  SH       Other    1          1,115,688
AT&T Wireless Grp.           COM               00209A106  754,302   51,035,300  SH       Other    1         51,035,300
Atherogenics Inc.            COM               047439104   82,375    2,500,000  SH       Other    1          2,500,000
Autonation In                COM               05329W102   13,099      766,900  SH       Other    1            766,900
Autozone Inc.                COM               053332102    5,408       70,000  SH       Other    1             70,000
Banco Latinoamericano Exp    CL E              P16994132   48,149    3,136,712  SH       Other    1          3,136,712
Bank of America              COM               060505104  371,709    8,578,571  SH       Other    1          8,578,571
Bay View Capital Corporatio  COM               07262L309    1,991      120,990  SH       Other    1            120,990
Beasley Broadcast Group A    COM               074014101    3,373      214,830  SH       Other    1            214,830
Boise Cascade                COM               097383103  102,365    3,075,864  SH       Other    1          3,075,864
Bruker Biosciences Corp      COM               116794108   11,334    3,275,763  SH       Other    1          3,275,763
Caesars Entertainment Inc.   COM               127687101  164,661    9,860,000  SH       Other    1          9,860,000
Capital Lease Funding Inc.   COM               140288101    2,663      241,200  SH       Other    1            241,200
CapitalSource Inc            COM               14055X102  513,745   22,996,646  SH       Other    1         22,996,646
Catalytica Energy Systems    COM               148884109    4,937    2,274,960  SH       Other    1          2,274,960
Cemex SA                     SPONS ADR 5 ORD   151290889   40,339    1,433,500  SH       Other    1          1,433,500
Charter Communications '05   NOTE 5.75% 10/01  16117MAB3   28,767   31,525,000  PRN      Other    1         31,525,000
CIA Vale Do Rio Doce ADR     COM               204412209    6,179      275,000  SH       Other    1            275,000
Citadel Broadcasting         NOTE 1.875% 2/1   17285TAB2   10,523   12,500,000  PRN      Other    1         12,500,000
Citigroup Inc                W EXP 99/99/9999  172967127   11,267    7,934,796  SH       Other    1          7,934,796
Citizens Communications      COM               17453B101   21,199    1,583,200  SH       Other    1          1,583,200
City Investing Co Liq. Tr    UNIT BEN INT      177900107   24,271   12,383,151  SH       Other    1         12,383,151
Columbia Laboratories Inc.   COM               197779101    6,686    2,192,000  SH       Other    1          2,192,000
Community First Bankshares   COM               203902101    9,642      300,763  SH       Other    1            300,763
Compania Anonima Nat. Tele.  SPON ADR D        204421101    8,780      389,700  SH       Other    1            389,700
Corgentech Inc.              COM               21872P105   36,985    2,166,683  SH       Other    1          2,166,683
Corrections Corp of America  COM NEW           22025Y407   45,968    1,300,000  SH       Other    1          1,300,000
Countrywide Financial Corp   COM               222372104   37,224      945,000  SH       Other    1            945,000
Cox Communications           COM               224044107    8,283      250,000  SH       Other    1            250,000
CSG Systems Intl Inc         COM               126349109   12,013      779,540  SH       Other    1            779,540
Cypress Semiconductor '08    NOTE 1.25% 6/1    232806AH2    8,561    8,900,000  PRN      Other    1          8,900,000
D&E Communications           COM               232860106    3,146      273,567  SH       Other    1            273,567
DPL Inc.                     COM               233293109  144,811    7,036,500  SH       Other    1          7,036,500
DST Systems Inc.             COM               233326107   30,146      677,900  SH       Other    1            677,900
Eagle Materials Inc.         CL B              26969P207    1,799       26,075  SH       Other    1             26,075
Emmis Communications         CL A              291525103    6,231      345,000  SH       Other    1            345,000
Entravision Comm.            CL A              29382R107      348       45,683  SH       Other    1             45,683
Federal Home Loan MTG Corp   COM               313400301   44,853      687,500  SH       Other    1            687,500
Freeport-McMoran Copper      CL B              35671D857   31,043      766,500  SH       Other    1            766,500
Gartner Group Inc.           CL B              366651206    2,445      211,712  SH       Other    1            211,712
Golf Trust of America        COM               38168B103      284      112,200  SH       Other    1            112,200
Grupo Televisa SA ADR        SP ADR REP ORD    40049J206   24,003      455,200  SH       Other    1            455,200
Hayes Lemmerz International  COM               420781304    8,042      791,500  SH       Other    1            791,500
Ilex Oncology Inc.           COM               451923106    6,293      250,000  SH       Other    1            250,000
Insurance Auto Auctions      COM               457875102    7,046      410,844  SH       Other    1            410,844
Jackson Hewitt Tax Svc       COM               468202106   16,587      819,900  SH       Other    1            819,900
Juniper Networks Inc         COM               48203R104   11,767      498,590  SH       Other    1            498,590
Knology Inc.                 COM               499183804      339       81,680  SH       Other    1             81,680
KT Corp                      SPONS ADR         48268K101      566       31,300  SH       Other    1             31,300
Laboratory Crp of Amer Hldg  COM NEW           50540R409   85,910    1,965,000  SH       Other    1          1,965,000
LECG Corp                    COM               523234102    1,681       99,400  SH       Other    1             99,400
Libbey Inc.                  COM               529898108   14,904      797,000  SH       Other    1            797,000
Liberty Media                COM SER A         530718105   42,629    4,888,700  SH       Other    1          4,888,700
Liberty Media Intl           COM SER A         530719103   14,057      421,352  SH       Other    1            421,352
Ligand Pharmaceuticals       NOTE 6% 11/1      53220KAB4   33,018   18,800,000  PRN      Other    1         18,800,000
LSI Logic                    NOTE 4% 11/0      502161AG7   12,430   12,500,000  PRN      Other    1         12,500,000
Magna Entertainment A        CL A              559211107    6,893    1,264,700  SH       Other    1          1,264,700
Mandalay Resort Group        COM               562567107  211,792    3,085,100  SH       Other    1          3,085,100
Medtronic Inc.               DBCV 1.25% 9/1    585055AB2   50,615   49,320,000  PRN      Other    1         49,320,000
Methanex Corp                COM               59151K108   24,112    1,600,000  SH       Other    1          1,600,000
MI Developments Inc Cl A     CL A SUB VTG      55304X104   35,250    1,393,300  SH       Other    1          1,393,300
Midas Inc                    COM               595626102   11,398      703,600  SH       Other    1            703,600
Montpelier Re Holdings       COM               G62185106   29,370      800,700  SH       Other    1            800,700
MTR Gaming Group Inc.        COM               553769100   12,850    1,378,780  SH       Other    1          1,378,780
Mueller Industries Inc.      COM               624756102    8,590      200,000  SH       Other    1            200,000
Nat'l Commerce Financial Co  COM               63545P104   94,352    2,714,800  SH       Other    1          2,714,800
Newcastle Investment Corp    COM               65105M108    2,646       86,200  SH       Other    1             86,200
NPS Pharmaceuticals          NOTE 3% 6/1       62936PAB9   60,192   62,700,000  PRN      Other    1         62,700,000
NPS Pharmaceuticals Inc.     COM               62936P103    8,024      368,400  SH       Other    1            368,400
OSI Pharmaceuticals Inc.     COM               671040103    4,100       66,705  SH       Other    1             66,705
Peoplesoft Inc               COM               712713106   53,595    2,700,000  SH       Other    1          2,700,000
PG&E Corporation             COM               69331C108  139,627    4,592,997  SH       Other    1          4,592,997
Pharmacyclics Inc.           COM               716933106   16,398    1,590,500  SH       Other    1          1,590,500
Phelps Dodge Corp            COM               717265102   43,825      476,200  SH       Other    1            476,200
Platinum Underwriters Holdi  COM               G7127P100   58,261    1,989,800  SH       Other    1          1,989,800
Potash Corp of Saskatchewan  COM               73755L107   49,347      769,000  SH       Other    1            769,000
Prime Hospitality Corp       COM               741917108    3,433      282,100  SH       Other    1            282,100
Province Healthcare Co.      COM               743977100   38,597    1,845,000  SH       Other    1          1,845,000
Quantum Corp                 COM DSSG          747906204    7,398    3,202,700  SH       Other    1          3,202,700
Quantum Corp                 NOTE 4.375% 8/0   747906AE5    5,021    5,650,000  PRN      Other    1          5,650,000
Register.com                 COM               75914G101   12,449    2,301,154  SH       Other    1          2,301,154
Rouse Co.                    COM               779273101  194,614    2,909,900  SH       Other    1          2,909,900
Sanofi-Aventis ADR           SPONS ADR         80105N105    1,641       44,827  SH       Other    1             44,827
Sappi Ltd.                   SP0NS ADR NEW     803069202   23,070    1,611,000  SH       Other    1          1,611,000
Scitex Corp Ltd (ord)        ORD               809090103      470      116,700  SH       Other    1            116,700
Seagate Technology Holdings  SHS               G7945J104    1,524      112,700  SH       Other    1            112,700
Sealed Air Corp              COM               81211K100   55,620    1,200,000  SH       Other    1          1,200,000
Shanda Interactive Ent. ADR  SPONS ADR         81941Q203    4,772      199,000  SH       Other    1            199,000
Sina Corp                    NOTE 7/1          82922RAB9   30,407   23,300,000  PRN      Other    1         23,300,000
Southtrust Corp              COM               844730101   93,727    2,249,800  SH       Other    1          2,249,800
Synopsys Inc.                COM               871607107    8,296      526,400  SH       Other    1            526,400
Telik Inc.                   COM               87959M109   29,775    1,335,200  SH       Other    1          1,335,200
TV Azteca S.A. DE CV         SPONS ADR         901145102   26,001    2,569,300  SH       Other    1          2,569,300
United Stationers Inc        COM               913004107   89,469    2,061,497  SH       Other    1          2,061,497
Valassis Communications Inc  COM               918866104    3,402      115,000  SH       Other    1            115,000
Waste Management Inc         COM               94106L109    6,351      232,300  SH       Other    1            232,300
WebMD Corp                   NOTE 3.25% 4/0    94769MAC9    7,074    7,000,000  PRN      Other    1          7,000,000
Wellchoice Inc.              COM               949475107    1,587       42,500  SH       Other    1             42,500
West Pharmaceutical Svcs In  COM               955306105   18,152      870,600  SH       Other    1            870,600
Western Digital Corp         COM               958102105    9,231    1,050,200  SH       Other    1          1,050,200
Williams Cos. Inc.           COM               969457100   26,430    2,184,300  SH       Other    1          2,184,300
